Average Annual Total Returns - Class I Shares - Alger Focus Equity Fund - AC	Class I Inception Date	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Nov. 08, 2093	45.75%	21.74%	16.95%	43.33%	20.62%	16.38%	28.16%	17.47%	14.31%	38.49%	21.00%	17.21%